Investments in Associates and Joint Ventures - Condensed Financial Information of Material Associates (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [Line Items]
Current assets	₩ 6,585,602	₩ 7,219,196
Non-current assets	23,533,625	24,089,066
Current liabilities	6,993,980	8,046,541
Non-current liabilities	10,896,848	11,106,525
Revenue	17,658,877	17,361,232	₩ 16,864,348
Profit (loss) for the year	1,145,937	947,831	2,418,989
Other comprehensive income (loss)	(23,967)	(306,226)	1,362,192
Total comprehensive income (loss)	1,121,970	641,605	3,781,181
HanaCard Co., Ltd. [member]
Disclosure of associates [Line Items]
Current assets			9,130,044
Non-current assets			465,333
Current liabilities			1,281,783
Non-current liabilities			6,284,587
Revenue			1,270,568
Profit (loss) for the year			250,484
Other comprehensive income (loss)			909
Total comprehensive income (loss)			251,393
Korea IT fund [member]
Disclosure of associates [Line Items]
Current assets	128,344	98,132	117,172
Non-current assets	402,819	414,804	419,632
Revenue	33,017	19,916	58,741
Profit (loss) for the year	16,330	7,505	50,107
Other comprehensive income (loss)	5,316	(11,779)	(6,847)
Total comprehensive income (loss)	21,646	(4,274)	43,260
SK China Company Ltd. [member]
Disclosure of associates [Line Items]
Current assets	1,350,607	1,223,426	1,124,219
Non-current assets	1,987,252	2,050,001	1,849,102
Current liabilities	99,083	76,654	53,199
Non-current liabilities	252,100	276,525	316,470
Revenue	70,126	62,334	80,241
Profit (loss) for the year	87,462	(11,681)	933,475
Other comprehensive income (loss)	(56,660)	58,034	326,661
Total comprehensive income (loss)	30,802	46,353	1,260,136
SK South East Asia Investment Pte. Ltd. [member]
Disclosure of associates [Line Items]
Current assets	213,522	146,589	133,110
Non-current assets	3,034,553	3,034,335	2,853,184
Current liabilities	502,728	488,132	412,962
Non-current liabilities	13,586
Revenue	76,686	72,658	9,945
Profit (loss) for the year	(66,169)	(17,504)	(188,678)
Other comprehensive income (loss)	2,779	(34,220)	304,700
Total comprehensive income (loss)	₩ (63,390)	₩ (51,724)	₩ 116,022